Income Taxes - Summary of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying the Statutory Tax Rate (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before income tax		₩ (7,085,214)		₩ 2,991,533	₩ (3,265,838)
Income tax expense (benefit) computed at applicable tax rate	[1]	(1,948,434)		822,672	(898,105)
Adjustments		(60,668)		140,148	72,243
Effect of applying gradual tax rate		(10,362)		(10,362)	10,362
Effect of non-taxable income		(4,983)		(13,593)	(9,990)
Effect of non-deductible expenses		78,814		46,776	12,197
Effect of tax losses that are not recognized as deferred tax asset		1,351		0	57,490
Effects of tax credits and deduction		(43,931)		(63,753)	(76,983)
Effect of change in deferred tax due to change in tax rate		18,931		(17,590)	16,848
Reversal of unrecognized deferred tax asset, net		(43,641)		(10,471)	(22,469)
Deduction of deferred tax assets		73,887		55,682	0
Deferred tax related to investments in subsidiaries, associates and joint ventures		(135,878)		102,137	147,598
Others, net		5,144		51,322	(62,810)
Adjustment in respect of prior years due to change in estimate		153,113		(63,756)	(176,441)
Income tax expense (benefit)		₩ (1,855,989)		₩ 899,064	₩ (1,002,303)
Effective tax rate			[2]	30.05%		[2]

[1]	Applicable tax rate is 27.5% as of December 31, 2019, 2020 and 2021.
[2]	The effective tax rate for the year ended December 31, 2019 and 2021 is not calculated due to income tax benefit and the effective tax rate for the year ended December 31, 2020 is 30.05%.